Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease [Abstract]
Remaining lease term	3 years
Operating lease cost	$ 1,514,162	$ 1,070,385
Cost of revenue	578,756
General and administrative expense	651,526	783,669
Selling expense	259,930	263,775
Research and development expense	$ 23,950	$ 55,082